Revenue from contracts with customers - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Remaining performance obligations	$ 9,686	$ 9,482
Product revenue	1,900
Customer Contracts [Member]
Remaining performance obligations	3,800
Development Arrangement [Member]
Deferred revenue	$ 1,600	9,100
Systems Arrangement [Member]
Deferred revenue		$ 9,200	$ 1,600